Prepayments and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
Annual interest rate	10.00%
Allowance for doubtful accounts